Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	6 Months Ended
Jun. 30, 2025
Computer and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	3 years
Furniture and fittings [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	3 years
Fire system [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Motor vehicle [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives	5 years
Renovation [Member]
Schedule of Estimated Useful Lives [Line Items]
Useful lives, description	shorter of expected lives of office renovation and lease terms